                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

Investment Company Act file number 811-04491

                  Van Kampen Limited Maturity Government Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               1221 Avenue of the Americas NY NY              10020
--------------------------------------------------------------------------------
            (Address of principal executive offices)        (Zip code)

                                 Ronald Robison
                          1221 Avenue of the Americas
                               New York, NY 10020
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000
                                                   -----------------------------

Date of fiscal year end: 12/31
                        -----------

Date of reporting period: 6/30/03
                         -----------

Item 1. Report to Shareholders


       Welcome, Shareholder

       In this update, you'll learn about how your fund performed during the reporting period. The portfolio management team will provide an overview of the market climate, and discuss some of the factors that helped or hindered performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments, as well as other information.

       This material must be preceded or accompanied by a prospectus for the fund being offered.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the fund will achieve its investment objective. The fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and, therefore, the value of the fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this fund. Please see the prospectus for more complete information on investment risks.

       Fund shares are neither insured nor guaranteed by the U.S. government.

       NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Performance Summary

                               A SHARES                B SHARES                 C SHARES
                            since 06/16/86          since 11/05/91           since 05/10/93
-----------------------------------------------------------------------------------------------
AVERAGE ANNUAL           W/O SALES    W/SALES    W/O SALES    W/SALES    W/O SALES     W/SALES
TOTAL RETURNS             CHARGES     CHARGES     CHARGES     CHARGES     CHARGES      CHARGES

Since Inception            5.58%       5.44%       4.27%       4.27%       4.13%        4.13%
10-year                    4.79        4.55        4.32        4.32        4.13         4.13
5-year                     5.05        4.57        4.49        4.49        4.52         4.52
1-year                     2.98        0.66        2.47        0.49        2.48         1.74
6-month                    0.51       -1.75        0.26       -1.71        0.35        -0.39
-----------------------------------------------------------------------------------------------
SEC Yield                       0.63%                   0.15%                    0.16%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, and fund shares, when redeemed, may be worth more or less than their original cost. The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses.

As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor. Average annual total return with sales charges includes payment of the maximum sales charge of 2.25 percent for Class A shares, a contingent deferred sales charge of 2.00 percent for Class B shares (in year one and declining to zero after year four), a contingent deferred sales charge of 0.75 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares, and 1.00 percent for Class B shares and 0.65 percent for Class C shares. The since inception and ten-year returns for Class B shares reflect the conversion of Class B shares into Class A shares six years after purchase. The since inception and ten-year returns for Class C shares reflect the conversion of Class C shares into Class A shares ten years after purchase. See footnote 3 in the Notes to Financial Statements for additional information. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change.

Lehman Brothers 1-to 2-Year U.S. Government Index is a broad-based statistical composite of U.S. Government bonds. Merrill Lynch 1-to 3-Year U.S. Treasury Index is generally representative of U.S. Treasury notes and bonds with maturities greater than or equal to one year and less than three years. The indexes do not include any expenses, fees or sales charges, which would lower performance. The indexes are unmanaged and should not be considered an investment.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2003

       Van Kampen Limited Maturity Government Fund is managed by the Adviser's Taxable Fixed Income Team. Members of the team include W. David Armstrong, Managing Director; Jaidip Singh, Executive Director; and Menglin Luo, Vice President.(1) The following discussion reflects their views on the fund's performance.

Q. BEFORE YOU DISCUSS HOW THE FUND PERFORMED, PLEASE DESCRIBE THE OVERALL MARKET ENVIRONMENT.

A. The market was defined by a general relaxing of geopolitical tensions in the wake of the end of the initial combat phase of the war in Iraq. However, concerns remained regarding the underlying strength of the U.S. economy. Those concerns caused the Federal Reserve Bank (the Fed) to cut interest rates twice during the period, taking Treasury yields to 45-year lows. Plunging interest rates led to record levels of homeowner refinancing, which proved to be a challenge for the mortgage-backed securities sector.

Q.     HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD?

A.     The fund underperformed its benchmarks.

        -- The fund returned 0.51 percent for the six months ended June 30, 2003. Performance figures are for Class A shares, and assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower. Past performance is no guarantee of future results.

        -- By comparison, the fund's benchmarks, the Lehman Brothers 1- to 2-Year U.S. Government Index and the Merrill Lynch 1- to 3-Year U.S. Treasury Index, returned 1.22 percent and 1.31 percent, respectively.

        -- The fund's monthly dividend of $.0330 translated to a distribution rate of 3.22 percent based on the fund's maximum offering price on June 30, 2003 (Class A shares adjusted for sales charges).

       See Performance Summary for additional information and index definitions.

Q.     WHAT FACTORS HINDERED PERFORMANCE?

A.      --  Our expectation for an improving economy led us to assume a defensive duration posture, which held the fund back when interest rates fell sharply, especially in May.

(1)Team members may change at any time without notice.

        -- The portfolio did not benefit strongly from tightening spreads in non-Treasury sectors because of its relatively small commitments (by historical standards) in those sectors.

Q.     WHAT HELPED PERFORMANCE DURING THE REPORTING PERIOD?

A.      --  The fund's holdings of high-quality, asset-backed securities performed well, gaining from both contracting spreads and the general drop in yields.

        -- The portfolio's relatively light position in agency-backed paper proved to be beneficial when the Federal Home Loan Mortgage Corporation (Freddie Mac) roiled the market with its announcement of accounting irregularities.

Q.     PLEASE WALK US THROUGH HOW YOU POSITIONED THE FUND, HIGHLIGHTING
       KEY THEMES.

A. In keeping with the fund's investment objective, we attempted to keep the portfolio well-diversified across the Treasury, agency, asset-backed and mortgage-backed securities sectors.

       Our expectations for the economy centered on an anticipated return to positive growth in the relatively near term. This led us to position the fund defensively in an effort to protect it from unwanted volatility. One of our key tactics was to keep the portfolio's duration shorter than that of its benchmarks. That way, the fund has a relatively lower sensitivity to changing interest rates and should therefore be less affected if rates begin to rise. We also maintained the portfolio's high credit quality. Tight spreads in the agency sector led us to redeploy assets into holdings that offered more attractive valuations.

TOP 5 SECTORS AS OF 6/30/03
Treasury Notes/Bonds          68.5%
FNMA                          15.3
Asset-Backed Securities       10.8
Corporate Bonds                2.5
FHLMC                          1.4

Subject to change daily. All percentages are as a percentage of long-term investments. Provided for informational purposes only and should not be deemed as a recommendation to buy securities in the sectors shown above. Securities are classified by sectors that represent broad groupings of related industries. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Q. NOW THAT YOU'VE PROVIDED AN OVERVIEW OF THE FUND, DO YOU HAVE ANY CLOSING THOUGHTS FOR THE SHAREHOLDERS?

A. We believe there are several factors that indicate rising interest rates are more likely than falling rates over the near term. First, Treasury yields ended the period at multi-decade lows that appear to be unsustainable. Second, the economy's underlying strength appears fundamentally sound. Lastly, both fiscal and monetary policy remain geared to spurring near-term economic growth.

       That said, it is still difficult to predict with certainty where interest rates are headed in the near future. Regardless, we will continue with our disciplined investment approach, monitoring the economy and the markets closely for potential opportunities.

ANNUAL HOUSEHOLDING NOTICE

       To reduce expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectus and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES

       A description of the fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request, by Calling 1-800-847-2424. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

                                               BY THE NUMBERS

YOUR FUND'S INVESTMENTS

June 30, 2003 (Unaudited)
THE FOLLOWING PAGES DETAIL YOUR FUND'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

PAR
AMOUNT                                                                               MARKET
(000)      DESCRIPTION                           COUPON          MATURITY             VALUE
           CORPORATE BONDS  2.3%
$ 1,500    AIG Sunamer Global Finance, 144A--
           Private Placement (a)................  5.200%         05/10/04         $   1,550,880
  2,480    General Electric Capital Corp. ......  5.375          03/15/07             2,731,576
  1,090    Goldman Sachs Group, Inc. ...........  4.125          01/15/08             1,146,612
    775    John Hancock Global Funding II,
           144A--Private Placement (a)..........  5.625          06/27/06               855,061
    630    John Hancock Global Funding II,
           144A--Private Placement (a)..........  7.900          07/02/10               778,358
  1,115    Marsh & McLennan Cos., Inc. .........  5.375          03/15/07             1,228,679
    300    Monumental Global Funding II,
           144A--Private Placement (a)..........  6.950          10/01/03               304,230
    225    Southwest Airlines Co................  5.496          11/01/06               244,255
  1,070    TIAA Global Markets, Inc.,
           144A--Private Placement (a)..........  5.000          03/01/07             1,163,022
    475    Wisconsin Electric Power Co. ........  4.500          05/15/13               488,173
                                                                                  -------------
           TOTAL CORPORATE BONDS...............................................      10,490,846
                                                                                  -------------

           ADJUSTABLE RATE MORTGAGE BACKED SECURITIES  0.1%
    477    Federal National Mortgage Association
           30 Year Pools........................  4.200          09/01/19               491,954
                                                                                  -------------

           ASSET BACKED SECURITIES  9.9%
  2,400    American Express Credit Account
           Master Trust.........................  1.690          01/15/09             2,398,248
  2,400    Bank One Issuance Trust..............  2.940          06/16/08             2,467,069
  1,200    BMW Vehicle Owner Trust..............  4.460          05/25/07             1,268,744
  1,800    Capital Auto Receivables Asset
           Trust................................  3.580          10/16/06             1,873,109
  1,200    Capital Auto Receivables Asset
           Trust................................  4.500          10/15/07             1,263,777
  1,525    Chase Manhattan Auto Owner Trust.....  4.240          09/15/08             1,604,760
  2,650    Citibank Credit Card Issuance
           Trust................................  4.400          05/15/07             2,794,324
  2,100    Daimler Chrysler Auto Trust..........  3.090          01/08/08             2,165,497
  1,200    Daimler Chrysler Auto Trust..........  4.490          10/06/08             1,265,535
     18    Daimler Chrysler Auto Trust..........  6.820          09/06/04                18,169
  2,400    Fleet Credit Card Master Trust II....  2.750          04/15/08             2,456,830
  2,800    Ford Credit Auto Owner Trust.........  3.130          11/15/06             2,886,648
  2,450    Ford Credit Auto Owner Trust.........  3.790          09/15/06             2,559,064
    900    Ford Credit Auto Owner Trust.........  4.140          12/15/05               920,492

See Notes to Financial Statements                                              5

YOUR FUND'S INVESTMENTS

June 30, 2003 (Unaudited)

PAR
AMOUNT                                                                               MARKET
(000)      DESCRIPTION                           COUPON          MATURITY             VALUE
           ASSET BACKED SECURITIES (CONTINUED)
$   500    Ford Credit Auto Owner Trust.........  4.750%         08/15/06         $     529,888
  1,625    Harley-Davidson Motorcycle Trust.....  3.090          06/15/10             1,674,232
  1,200    Harley-Davidson Motorcycle Trust.....  4.500          01/15/10             1,261,672
  1,625    Honda Auto Receivables Owner Trust...  2.700          04/15/08             1,658,757
    940    Honda Auto Receivables Owner Trust...  3.500          10/15/05               951,972
  1,775    Honda Auto Receivables Owner Trust...  4.490          09/17/07             1,874,111
    883    Household Automotive Trust...........  3.680          04/17/06               894,166
  1,550    National City Auto Receivables
           Trust................................  4.040          07/15/06             1,580,924
    600    Nissan Auto Receivables Owner
           Trust................................  3.580          09/15/05               607,916
  1,250    Nissan Auto Receivables Owner
           Trust................................  4.600          09/17/07             1,319,967
    225    Nissan Auto Receivables Owner
           Trust................................  4.800          02/15/07               234,944
    600    Nordstrom Private Label Credit Card
           Master Trust, 144A--Private Placement
           (a)..................................  4.820          04/15/10               643,300
  3,200    Volkswagen Auto Lease Trust..........  2.360          12/20/05             3,238,964
  3,350    William Street Funding Corp.,
           144A--Private Placement (a)..........  1.620          04/23/06             3,352,697
                                                                                  -------------
           TOTAL ASSET BACKED SECURITIES.......................................      45,765,776
                                                                                  -------------

           COLLATERALIZED MORTGAGE OBLIGATIONS  1.1%
     28    Federal Home Loan Mortgage Corp. ....  6.000          12/15/12                27,799
     24    Federal Home Loan Mortgage Corp. ....  6.500          03/15/29                23,585
     37    Federal Home Loan Mortgage Corp. ....  6.600          03/15/29                37,396
  3,300    Federal Home Loan Mortgage Corp. ....  6.500          03/15/28             3,378,510
     12    Federal National Mortgage
           Association..........................  5.500          06/25/08                11,695
    485    Federal National Mortgage Association
           (REMIC)..............................  5.500          06/25/21               484,564
  1,253    Government National Mortgage
           Association (REMIC)..................  1.580          09/16/19             1,258,786
                                                                                  -------------
           TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS...........................       5,222,335
                                                                                  -------------

           MORTGAGE BACKED SECURITIES  38.4%
  5,581    Federal Home Loan Mortgage Corp. Gold
           30 Year Pools........................  7.500    02/01/27 to 09/01/32       5,935,378
    178    Federal Home Loan Mortgage Corp.
           Non-Gold 30 Year Pools...............  9.250          12/01/15               188,078
 60,100    Federal Home Loan Mortgage Corp.,
           July.................................  6.500            TBA               62,560,374
  1,450    Federal Home Loan Mortgage Corp.,
           July.................................  7.500            TBA                1,541,531

 6                                             See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

June 30, 2003 (Unaudited)

PAR
AMOUNT                                                                               MARKET
(000)      DESCRIPTION                           COUPON          MATURITY             VALUE
           MORTGAGE BACKED SECURITIES (CONTINUED)
$ 2,817    Federal National Mortgage Association
           30 Year Pools........................  6.500%   10/01/31 to 01/01/32   $   2,938,956
 40,636    Federal National Mortgage Association
           30 Year Pools........................  7.000    12/01/23 to 01/01/33      42,822,317
 17,386    Federal National Mortgage Association
           30 Year Pools........................  7.500    12/01/28 to 09/01/32      18,481,190
    385    Federal National Mortgage Association
           30 Year Pools (FHA/VA)...............  8.500    05/01/21 to 04/01/25         421,449
     85    Federal National Mortgage Association
           30 Year Pools........................  9.500    03/01/16 to 04/01/20          94,475
    269    Federal National Mortgage Association
           30 Year Pools........................ 10.000          05/01/21               309,537
 23,250    Federal National Mortgage
           Association, July....................  4.500            TBA               23,722,254
 17,150    Federal National Mortgage
           Association, July....................  7.500            TBA               18,227,226
    319    Government National Mortgage
           Association 30 Year Pools............  7.500    06/15/28 to 08/15/28         339,418
     72    Government National Mortgage
           Association 30 Year Pools............  9.500    03/15/16 to 01/15/19          80,898
    137    Government National Mortgage
           Association 30 Year Pools............ 10.000    03/15/16 to 04/15/19         158,164
     33    Government National Mortgage
           Association 30 Year Pools............ 10.500    07/15/17 to 02/15/18          38,596
    104    Government National Mortgage
           Association 30 Year Pools............ 11.000          11/15/18               122,711
                                                                                  -------------
           TOTAL MORTGAGE BACKED SECURITIES....................................     177,982,552
                                                                                  -------------

           UNITED STATES TREASURY OBLIGATIONS  62.9%
    500    United States Treasury Bonds......... 11.125          08/15/03               506,406
 40,000    United States Treasury Notes.........  2.000          11/30/04            40,487,520
 13,000    United States Treasury Notes.........  3.000          11/30/03            13,113,763
 19,000    United States Treasury Notes.........  3.000          01/31/04            19,227,867
 43,000    United States Treasury Notes.........  3.250          12/31/03            43,500,563
 45,000    United States Treasury Notes.........  3.375          04/30/04            45,898,245
 15,000    United States Treasury Notes.........  4.750          02/15/04            15,354,495
  4,500    United States Treasury Notes.........  5.750          08/15/03             4,528,305
 42,000    United States Treasury Notes.........  6.500          08/15/05            46,551,120
 56,000    United States Treasury Notes.........  7.250          05/15/04            59,034,080
  3,000    United States Treasury Notes.........  7.250          08/15/04             3,207,774
                                                                                  -------------
           TOTAL UNITED STATES TREASURY OBLIGATIONS............................     291,410,138
                                                                                  -------------

See Notes to Financial Statements                                              7

YOUR FUND'S INVESTMENTS

June 30, 2003 (Unaudited)

                                                                                   MARKET
DESCRIPTION                                                                         VALUE

TOTAL LONG-TERM INVESTMENTS  114.7%
  (Cost $529,054,995)........................................................   $ 531,363,601
                                                                                -------------

SHORT-TERM INVESTMENTS  7.2%

U.S. GOVERNMENT OBLIGATIONS  0.2%
United States Treasury Bill ($100,000 par, yielding 1.216%, 07/17/03
  maturity) (b)..............................................................          99,946
United States Treasury Bill ($600,000 par, yielding 1.046%, 09/25/03
  maturity) (b)..............................................................         598,505
                                                                                -------------

TOTAL U.S. GOVERNMENT OBLIGATIONS............................................         698,451
                                                                                -------------
REPURCHASE AGREEMENT  7.0%
UBS Securities LLC ($32,638,000 par collateralized by U.S. Government obligations in a pooled cash account, dated 06/30/03, to be sold on
  07/01/03 at $32,638,997)...................................................      32,638,000
                                                                                -------------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $33,336,451).........................................................      33,336,451
                                                                                -------------

TOTAL INVESTMENTS  121.9%
  (Cost $562,391,446)........................................................     564,700,052
LIABILITIES IN EXCESS OF OTHER ASSETS  (21.9%)...............................    (101,476,538)
                                                                                -------------

NET ASSETS  100.0%...........................................................   $ 463,223,514
                                                                                =============

(a) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b) Assets segregated as collateral for open futures.

FHA/VA--Federal Housing Administration/Department of Veterans Affairs

REMIC--Real Estate Mortgage Investment Conduits

TBA--To be announced, maturity date has not yet been established. The maturity date will be determined upon settlement and delivery of the mortgage pools.

 8                                             See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
June 30, 2003 (Unaudited)

ASSETS:
Total Investments (Cost $562,391,446).......................  $564,700,052
Receivables:
  Fund Shares Sold..........................................     4,753,838
  Interest..................................................     3,306,814
Other.......................................................       118,941
                                                              ------------
    Total Assets............................................   572,879,645
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................   106,251,578
  Fund Shares Repurchased...................................     2,215,563
  Income Distributions......................................       334,059
  Distributor and Affiliates................................       232,461
  Variation Margin on Futures...............................       157,713
  Investment Advisory Fee...................................       153,447
  Custodian Bank............................................       102,510
Trustees' Deferred Compensation and Retirement Plans........       155,247
Accrued Expenses............................................        53,553
                                                              ------------
    Total Liabilities.......................................   109,656,131
                                                              ------------
NET ASSETS..................................................  $463,223,514
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $470,511,462
Accumulated Undistributed Net Investment Income.............    (5,663,277)
Net Unrealized Appreciation.................................     2,042,135
Accumulated Net Realized Loss...............................    (3,666,806)
                                                              ------------
NET ASSETS..................................................  $463,223,514
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $209,684,729 and 17,446,756 shares of
    beneficial interest issued and outstanding).............  $      12.02
    Maximum sales charge (2.25%* of offering price).........           .28
                                                              ------------
    Maximum offering price to public........................  $      12.30
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $150,912,046 and 12,449,645 shares of
    beneficial interest issued and outstanding).............  $      12.12
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $102,626,739 and 8,505,325 shares of
    beneficial interest issued and outstanding).............  $      12.07
                                                              ============

*   On sales of $25,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                              9

Statement of Operations
For the Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $4,147,987
                                                              ----------
EXPENSES:
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $148,389, $497,470 and $303,968,
  respectively).............................................     949,827
Investment Advisory Fee.....................................     872,005
Shareholder Services........................................     222,453
Custody.....................................................      20,844
Trustees' Fees and Related Expenses.........................      12,879
Legal.......................................................       2,995
Other.......................................................     128,956
                                                              ----------
    Total Expenses..........................................   2,209,959
    Investment Advisory Fee Reduction.......................     278,285
    Less Credits Earned on Cash Balances....................       1,336
                                                              ----------
    Net Expenses............................................   1,930,338
                                                              ----------
NET INVESTMENT INCOME.......................................  $2,217,649
                                                              ==========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $  882,090
  Futures...................................................    (632,563)
                                                              ----------
Net Realized Gain...........................................     249,527
                                                              ----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   2,979,960
                                                              ----------
  End of the Period:
    Investments.............................................   2,308,606
    Futures.................................................    (266,471)
                                                              ----------
                                                               2,042,135
                                                              ----------
Net Unrealized Depreciation During the Period...............    (937,825)
                                                              ----------
NET REALIZED AND UNREALIZED LOSS............................  $ (688,298)
                                                              ==========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $1,529,351
                                                              ==========

 10                                            See Notes to Financial Statements

Statements of Changes in Net Assets
(Unaudited)

                                                        SIX MONTHS ENDED       YEAR ENDED
                                                         JUNE 30, 2003      DECEMBER 31, 2002
                                                        -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.................................   $   2,217,649        $   4,692,123
Net Realized Gain.....................................         249,527            4,210,681
Net Unrealized Appreciation/Depreciation During the
  Period..............................................        (937,825)           1,768,729
                                                         -------------        -------------
Change in Net Assets from Operations..................       1,529,351           10,671,533
                                                         -------------        -------------

Distributions from Net Investment Income:
  Class A Shares......................................      (3,286,293)          (4,514,668)
  Class B Shares......................................      (2,296,343)          (3,767,659)
  Class C Shares......................................      (1,398,410)          (2,024,021)
                                                         -------------        -------------
Total Distributions...................................      (6,981,046)         (10,306,348)
                                                         -------------        -------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES...      (5,451,695)             365,185
                                                         -------------        -------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.............................     271,641,418          381,254,379
Net Asset Value of Shares Issued Through Dividend
  Reinvestment........................................       4,988,491            7,155,261
Cost of Shares Repurchased............................    (174,230,459)        (167,108,208)
                                                         -------------        -------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS....     102,399,450          221,301,432
                                                         -------------        -------------
TOTAL INCREASE IN NET ASSETS..........................      96,947,755          221,666,617
NET ASSETS:
Beginning of the Period...............................     366,275,759          144,609,142
                                                         -------------        -------------
End of the Period (Including accumulated undistributed
  net investment income of $(5,663,277) and
  $(899,880), respectively)...........................   $ 463,223,514        $ 366,275,759
                                                         =============        =============

See Notes to Financial Statements                                             11

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                      SIX
                                     MONTHS
                                     ENDED                     YEAR ENDED DECEMBER 31,
          CLASS A SHARES            JUNE 30,   --------------------------------------------------------
                                    2003 (a)   2002 (a)   2001 (a) (b)   2000 (a)   1999 (a)   1998 (a)
                                    -------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................   $12.17     $12.08       $11.91       $11.78     $12.16     $12.19
                                     ------     ------       ------       ------     ------     ------
  Net Investment Income...........      .08        .28          .46          .73        .64        .68
  Net Realized and Unrealized
    Gain/ Loss....................    (.02)        .35          .37          .10       (.38)      (.04)
                                     ------     ------       ------       ------     ------     ------
Total from Investment
  Operations......................      .06        .63          .83          .83        .26        .64
Less Distributions from Net
  Investment Income...............      .21        .54          .66          .70        .64        .67
                                     ------     ------       ------       ------     ------     ------
NET ASSET VALUE, END OF THE
  PERIOD..........................   $12.02     $12.17       $12.08       $11.91     $11.78     $12.16
                                     ======     ======       ======       ======     ======     ======

Total Return* (c).................     .51%**    5.34%        7.16%        7.25%      2.22%      5.40%
Net Assets at End of the Period
  (In millions)...................   $209.7     $150.3       $ 65.6       $ 30.3     $ 37.0     $ 35.2
Ratio of Expenses to Average Net
  Assets* (d).....................     .61%       .59%         .85%        1.13%      1.42%      1.42%
Ratio of Net Investment Income to
  Average Net Assets*.............    1.29%      2.31%        3.95%        6.26%      5.40%      5.61%
Portfolio Turnover................     114%**     154%         134%         243%       153%       249%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average
     Net Assets (d)...............     .74%       .79%        1.05%        1.33%      1.47%        N/A
   Ratio of Net Investment Income
     to Average Net Assets........    1.16%      2.11%        3.75%        6.06%      5.35%        N/A

**  Non-Annualized

(a) Based on average shares outstanding.

(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities and presenting paydown gains and losses on mortgage- and asset-backed securities as interest income. The effect of these changes for the period ended December 31, 2001 was to decrease net investment income per share by $.09, increase net realized and unrealized gains and losses per share by $.09, and decrease the ratio of net investment income to average net assets by .78%. Per share, ratios, and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 2.25% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns included combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended December 31, 1999.

N/A=Not Applicable.

 12                                            See Notes to Financial Statements

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                      SIX
                                     MONTHS
                                     ENDED                     YEAR ENDED DECEMBER 31,
          CLASS B SHARES            JUNE 30,   --------------------------------------------------------
                                    2003 (a)   2002 (a)   2001 (a) (b)   2000 (a)   1999 (a)   1998 (a)
                                    -------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................   $12.27     $12.18       $11.98       $11.82     $12.20     $12.22
                                     ------     ------       ------       ------     ------     ------
  Net Investment Income...........      .05        .22          .41          .69        .55        .59
  Net Realized and Unrealized
    Gain/ Loss....................    (.02)        .36          .39          .08       (.38)      (.04)
                                     ------     ------       ------       ------     ------     ------
Total from Investment
  Operations......................      .03        .58          .80          .77        .17        .55
Less Distributions from Net
  Investment Income...............      .18        .49          .60          .61        .55        .57
                                     ------     ------       ------       ------     ------     ------
NET ASSET VALUE, END OF THE
  PERIOD..........................   $12.12     $12.27       $12.18       $11.98     $11.82     $12.20
                                     ======     ======       ======       ======     ======     ======

Total Return* (c).................     .26%**    4.81%        6.73%        6.79%      1.42%      4.65%
Net Assets at End of the Period
  (In millions)...................   $150.9     $138.7       $ 52.5       $ 10.5     $  9.9     $ 12.4
Ratio of Expenses to Average Net
  Assets* (d).....................    1.10%      1.08%        1.29%        1.57%      2.18%      2.19%
Ratio of Net Investment Income to
  Average Net Assets*.............     .81%      1.81%        3.38%        5.82%      4.64%      4.82%
Portfolio Turnover................     114%**     154%         134%         243%       153%       249%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average
     Net Assets (d)...............    1.23%      1.28%        1.49%        1.77%      2.23%        N/A
   Ratio of Net Investment Income
     to Average Net Assets........     .68%      1.61%        3.18%        5.62%      4.59%        N/A

**  Non-Annualized

(a) Based on average shares outstanding.

(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities and presenting paydown gains and losses on mortgage- and asset-backed securities as interest income. The effect of these changes for the period ended December 31, 2001 was to decrease net investment income per share by $.09, increase net realized and unrealized gains and losses per share by $.09, and decrease the ratio of net investment income to average net assets by .78%. Per share, ratios, and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 2%, charged on certain redemptions made within one year of purchase and declining to 0% after the fourth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended December 31, 1999.

N/A=Not Applicable.

See Notes to Financial Statements                                             13

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                      SIX
                                     MONTHS
                                     ENDED                     YEAR ENDED DECEMBER 31,
          CLASS C SHARES            JUNE 30,   --------------------------------------------------------
                                    2003 (a)   2002 (a)   2001 (a) (b)   2000 (a)   1999 (a)   1998 (a)
                                    -------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................   $12.21     $12.13       $11.95       $11.81     $12.18     $12.21
                                     ------     ------       ------       ------     ------     ------
  Net Investment Income...........      .05        .21          .37          .66        .55        .58
  Net Realized and Unrealized
    Gain/ Loss....................    (.01)        .36          .42          .13       (.37)      (.03)
                                     ------     ------       ------       ------     ------     ------
Total from Investment
  Operations......................      .04        .57          .79          .79        .18        .55
Less Distributions from Net
  Investment Income...............      .18        .49          .61          .65        .55        .58
                                     ------     ------       ------       ------     ------     ------
NET ASSET VALUE, END OF THE
  PERIOD..........................   $12.07     $12.21       $12.13       $11.95     $11.81     $12.18
                                     ======     ======       ======       ======     ======     ======

Total Return* (c).................     .35%**    4.74%        7.02%        6.62%      1.54%      4.57%
Net Assets at End of the Period
  (In millions)...................   $102.6     $ 77.3       $ 26.5       $  2.9     $  4.6     $  3.3
Ratio of Expenses to Average Net
  Assets* (d).....................    1.10%      1.08%        1.23%        1.57%      2.17%      2.19%
Ratio of Net Investment Income to
  Average Net Assets*.............     .81%      1.76%        3.13%        5.79%      4.65%      4.76%
Portfolio Turnover................     114%**     154%         134%         243%       153%       249%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average
     Net Assets (d)...............    1.23%      1.28%        1.43%        1.77%      2.23%        N/A
   Ratio of Net Investment Income
     to Average Net Assets........     .68%      1.56%        2.93%        5.59%      4.60%        N/A

**  Non-Annualized

(a) Based on average shares outstanding.

(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities and presenting paydown gains and losses on mortgage- and asset-backed securities as interest income. The effect of these changes for the period ended December 31, 2001 was to decrease net investment income per share by $.09, increase net realized and unrealized gains and losses per share by $.09, and decrease the ratio of net investment income to average net assets by .79%. Per share, ratios, and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of .75%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .65% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended December 31, 1999.

N/A=Not Applicable.

 14                                            See Notes to Financial Statements

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Limited Maturity Government Fund (the "Fund") is organized as a Delaware business trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek to provide a high current return and relative safety of capital. The Fund invests primarily in securities (including mortgage-related securities) issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund commenced investment operations on June 16, 1986. The distribution of the Fund's Class B and Class C Shares commenced on November 5, 1991 and May 10, 1993, respectively.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments are stated at value using market quotations or indications of value obtained from an independent pricing service based upon the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may purchase and sell securities on a "when-issued", "delayed delivery" or "forward commitment" basis, with settlement to occur at a later date. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security so purchased is subject to market fluctuations during this period. Purchasing securities on this basis involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. The fund will maintain, in a segregated account with its custodian, assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At June 30, 2003, the Fund has $106,251,578 of when-issued, delayed delivery, or forward purchase commitments.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management Inc. (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements.

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At December 31, 2002, the Fund had an accumulated capital loss carryforward for tax purposes of $2,624,263 which will expire between December 31, 2003 and December 31, 2010. Of this amount, $221,111 will expire on December 31, 2003.

    At June 30, 2003, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $565,231,533
                                                              ============
Gross tax unrealized appreciation...........................  $  2,179,791
Gross tax unrealized depreciation...........................    (2,711,272)
                                                              ------------
Net tax unrealized depreciation on investments..............  $   (531,481)
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually.

    The tax character of distributions paid during the year ended December 31, 2002 was as follows:

                                                                 2002
Distributions paid from:
  Ordinary income...........................................  $9,762,608
  Long-term capital gain....................................         -0-
                                                              ----------
                                                              $9,762,608
                                                              ==========

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

    As of December 31, 2002, the component of distributable earnings on a tax basis was as follows:

Undistributed ordinary income...............................  $384,496

    Net realized gains and losses may differ for financial and tax reporting purposes as a result of the deferral of losses relating to straddle positions.

F. EXPENSE REDUCTIONS During the six months ended June 30, 2003, the Fund's custody fee was reduced by $1,336 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .400%
Next $500 million...........................................     .375%
Over $1 billion.............................................     .350%

    For the six months ended June 30, 2003, the Adviser waived $278,285 of its investment advisory fees. This waiver is voluntary and can be discontinued at the Adviser's discretion.

    For the six months ended June 30, 2003, the Fund recognized expenses of approximately $3,000 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under an Accounting Service agreement, the Adviser provides accounting services to the Fund. The Adviser allocates the cost of such services to each fund. For the six months ended June 30, 2003, the Fund recognized expenses of approximately $19,600 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, which are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended June 30, 2003, the Fund recognized expenses of approximately $198,900 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and, to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $77,448 are included in

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

"Other" assets on the Statement of Assets and Liabilities at June 30, 2003. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

    At June 30, 2003, capital aggregated $218,799,795, $149,307,078 and
$102,404,589 for Classes A, B and C, respectively. For the six months ended June 30, 2003, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................   14,251,849    $ 172,473,683
  Class B...................................................    4,196,599       51,267,556
  Class C...................................................    3,941,694       47,900,179
                                                              -----------    -------------
Total Sales.................................................   22,390,142    $ 271,641,418
                                                              ===========    =============
Dividend Reinvestment:
  Class A...................................................      194,895    $   2,355,503
  Class B...................................................      136,508        1,664,111
  Class C...................................................       79,841          968,877
                                                              -----------    -------------
Total Dividend Reinvestment.................................      411,244    $   4,988,491
                                                              ===========    =============
Repurchases:
  Class A...................................................   (9,349,706)   $(112,985,807)
  Class B...................................................   (3,190,170)     (38,869,080)
  Class C...................................................   (1,844,424)     (22,375,572)
                                                              -----------    -------------
Total Repurchases...........................................  (14,384,300)   $(174,230,459)
                                                              ===========    =============

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

    At December 31, 2002, capital aggregated $156,956,416, $135,244,491 and
$75,911,105 for Classes A, B and C, respectively. For the year ended December 31, 2002, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................   15,290,990    $ 186,489,055
  Class B...................................................    9,913,676      121,942,454
  Class C...................................................    5,946,828       72,822,870
                                                              -----------    -------------
Total Sales.................................................   31,151,494    $ 381,254,379
                                                              ===========    =============
Dividend Reinvestment:
  Class A...................................................      266,021    $   3,240,631
  Class B...................................................      211,473        2,598,106
  Class C...................................................      107,672        1,316,524
                                                              -----------    -------------
Total Dividend Reinvestment.................................      585,166    $   7,155,261
                                                              ===========    =============
Repurchases:
  Class A...................................................   (8,633,392)   $(105,225,733)
  Class B...................................................   (3,132,425)     (38,497,615)
  Class C...................................................   (1,911,267)     (23,384,860)
                                                              -----------    -------------
Total Repurchases...........................................  (13,677,084)   $(167,108,208)
                                                              ===========    =============

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment plan Class B Shares received thereon, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received thereon, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the six months ended June 30, 2003 and the year ended December 31, 2002, 186,358 and 218,163 Class B Shares automatically converted to Class A Shares, respectively and are shown in the above table as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received thereon, automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the six months ended June 30, 2003 and the year ended December 31, 2002, no Class C Shares converted to Class A Shares. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC for Class B and C Shares will be imposed on most redemptions made within four years of the

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   2.00%              .75%
Second......................................................   1.50%              None
Third.......................................................   1.00%              None
Fourth......................................................    .50%              None
Fifth and Thereafter........................................    None              None

    For the six months ended June 30, 2003, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $41,500 and CDSC on redeemed shares of approximately $267,100. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, including principal paydowns and excluding short-term investments, were $682,664,326 and $492,766,768, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except in instances where the Fund accepts delivery of a security underlying a futures contract. In this situation, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.

    A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures contracts and typically closes the contract prior to the delivery date. These contracts are generally used to manage the portfolio's effective maturity and duration. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated to under the 1940 Act, as amended, or with

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

its custodian in an account in the broker's name. This is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended June 30, 2003 were as follows:

                                                              CONTRACTS
Outstanding at December 31, 2002............................      313
Futures Opened..............................................    2,209
Futures Closed..............................................   (1,681)
                                                               ------
Outstanding at June 30, 2003................................      841
                                                               ======

    The futures contracts outstanding as of June 30, 2003, and the description and unrealized appreciation/depreciation are as follows:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
LONG CONTRACTS:
  U.S. Treasury Notes 2-Year Futures September 2003 (Current
  Notional Value of $216,297 per contract)..................     140         $ (86,973)
SHORT CONTRACTS:
  Eurodollar Futures September 2003 (Current Notional Value
  of $247,313 per contract).................................      13           (49,777)
  Eurodollar Futures December 2003 (Current Notional Value
  of $247,188 per contract).................................      13           (59,364)
  Eurodollar Futures March 2004 (Current Notional Value of
  $246,913 per contract)....................................      13           (66,027)
  U.S. Treasury Notes 5-Year Futures September 2003 (Current
  Notional Value of $115,125 per contract)..................     576           (56,469)
  U.S. Treasury Notes 10-Year Futures September 2003
  (Current Notional Value of $117,438 per contract).........      86            52,139
                                                                 ---         ---------
                                                                 841         $(266,471)
                                                                 ===         =========

6. MORTGAGE BACKED SECURITIES

A Mortgage Backed Security (MBS) is a pass-through security created by pooling mortgages and selling participations in the principal and interest payments received from borrowers. Most of these securities are guaranteed by federally sponsored agencies--Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) or Federal Home Loan Mortgage Corporation (FHLMC).

NOTES TO
FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

    A Collateralized Mortgage Obligation (CMO) is a bond which is collateralized by a pool of MBS's. These MBS pools are divided into classes or tranches with each class having its own characteristics. For instance, a PAC (Planned Amortization Class) is a specific class of mortgages which over its life will generally have the most stable cash flows and the lowest prepayment risk.

7. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares, and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares, and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Class A Shares purchased prior to October 1, 1999 are subject to an annual service fee of .25% of the average daily net assets attributable to such class of shares. Class A Shares purchased on or after October 1, 1999 are subject to an annual service fee of up to .15% of the average daily net assets attributable to such class of shares. Class B Shares purchased prior to October 1, 1999 are subject to a combined annual distribution and service fee of up to 1% of the average daily net assets attributable to such class of shares. All Class C Shares and Class B Shares purchased on or after October 1, 1999 are each subject to a combined annual distribution and service fee of up to .65% of the average daily net assets attributable to such class of shares. Included in these fees for the six months ended June 30, 2003, are payments retained by Van Kampen of approximately $580,100 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $41,900. Also, the amount of distribution expenses incurred by Van Kampen and not yet reimbursed was approximately $6,296,600 and $303,600 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the plan or CDSC.

                                               VAN KAMPEN INVESTMENTS

THE VAN KAMPEN
FAMILY OF FUNDS

Global/International

   Asian Equity**
   Emerging Markets
   European Value Equity
   Global Equity Allocation
   Global Franchise
   Global Value Equity
   International Advantage
   International Magnum
   Latin American**
   Worldwide High Income

Growth

   Aggressive Growth
   American Value
   Emerging Growth
   Enterprise
   Equity Growth
   Focus Equity
   Growth
   Mid Cap Growth
   Pace
   Select Growth
   Small Cap Growth
   Small Cap Value
   Technology

Growth and Income

   Comstock
   Equity and Income
   Growth and Income
   Harbor
   Real Estate Securities
   Utility
   Value
   Value Opportunities

Income

   Corporate Bond
   Government Securities
   High Income Corporate Bond
   High Yield
   Limited Maturity Government
   U.S. Government

Tax Free

   California Insured Tax Free
   High Yield Municipal*
   Insured Tax Free Income
   Intermediate Term Municipal Income
   Municipal Income
   New York Tax Free Income
   Pennsylvania Tax Free Income
   Strategic Municipal Income

Capital Preservation

   Reserve
   Tax Free Money

Senior Loan

   Senior Loan Fund

For more complete information, including risk considerations, fees, sales charges and ongoing expenses, please contact your financial advisor for a prospectus. Please read it carefully before you invest or send money.

To view a current Van Kampen fund prospectus or to receive additional fund information, choose from one of the following:

- visit our Web site at
  VANKAMPEN.COM--
  to view a prospectus, select
  Download Fund Info                                          (COMPUTER ICON)

- call us at (800) 847-2424
  Telecommunications Device
  for the Deaf (TDD) users,
  call (800) 421-2833.                                           (PHONE ICON)

- e-mail us by visiting
  VANKAMPEN.COM and
  selecting Contact Us
                                                            (MAIL ICON)

 * Open to new investors for a limited time

** Closed to new investors

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN LIMITED MATURITY GOVERNMENT FUND

BOARD OF TRUSTEES

DAVID C. ARCH(1)
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER(1)
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR(1)
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN(1)
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

(1) Appointed to the Board of Trustees effective July 23, 2003.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our Web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2003 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC. 30, 130, 230
                                                 LTMG SAR 8/03 11606H03-AP-8/03

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8.  [Reserved.]


Item 9.

The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

Item 10.  Exhibits.

(a)      Code of Ethics - Not applicable for semi-annual reports.

(b) Certifications of Principal Executive Officer and Principal Financial Officer attached hereto as part of EX-99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Limited Maturity Government Fund
            ------------------------------------------------

By: /s/ Ronald E. Robison
   -------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 19, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
   --------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 19, 2003

By: /s/ John L. Sullivan
    --------------------------------
Name: John L. Sullivan
Title: Principal Financial Officer
Date: August 19, 2003